Economic Dependency	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Economic Dependency [Abstract]
Economic Dependency

Note 15 - Economic Dependency

Under various agreements, the Company has engaged or may engage the Manager and its affiliates to provide certain services that are essential to the Company, including asset management services and supervision of the management and leasing of properties owned by the Company, the sale of shares of the Company's common stock, as well as other administrative responsibilities for the Company including information technology, legal services and investor relations.

As a result of these relationships, the Company is dependent upon the Manager, the Sponsor and their affiliates. In the event that these companies were unable to provide the Company with the respective services, the Company would be required to find alternative providers of these services. As a result of the ARCT III Merger, the Company internalized certain accounting and property acquisition services previously performed by the Manager and its affiliates and has announced that it will internalize executive management and certain other administrative functions after the ARCT IV and Cole Mergers are completed. The Company may from time to time engage the Manager for legal, information technology or other support services for which it will pay a fee.

Note 15 - Economic Dependency

Under various agreements, the Company has engaged or will engage the Manager and its affiliates to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, the sale of shares of the Company's common stock, as well as other administrative responsibilities for the Company including accounting services and investor relations.

As a result of these relationships, the Company is dependent upon the Manager, the Sponsor and their affiliates. In the event that these companies were unable to provide the Company with the respective services, the Company would be required to find alternative providers of these services. As a result of the Merger with ARCT III, the Company internalized certain accounting and property acquisition services previously performed by the Manager and its affiliates. The Company may from time to time engage the Manager for legal, information technology or other support services for which it will pay market rates.